Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO (Prospectus Summary): | EMERGING MARKETS DOMESTIC DEBT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Domestic Debt Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Emerging Markets Domestic Debt Portfolio
(the "Portfolio")

Expense, Heading	rr_ExpenseHeading	The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 13 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	The following replaces the "Shareholder Fees" table and related footnote thereto with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Operating Expenses, Caption	rr_OperatingExpensesCaption	The following replaces the "Annual Portfolio Operating Expenses" table and related footnotes thereto with respect to Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following table replaces the "Example" table with respect to Class P, Class H and Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	The following table replaces the "Average Annual Total Returns" table with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEDBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	532
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	760
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,708
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 1/2/96) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.01%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.95%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.99%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.48%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1996	[1]
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | Class H
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEHX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	508
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,687
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class H (commenced operations on 1/2/08) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.71%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008	[2]
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | Class L
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.69%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,624

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
[2]	The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.
[3]	The Board of Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution and shareholder services (12b-1) fee for the Portfolio's Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Service (12b-1) Fees shown in the table above have been restated to reflect such change.
[4]	The Portfolio’s "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.35% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.